VIEs (Tables)	12 Months Ended
Dec. 31, 2017
VIEs [Abstract]
Financial information of consolidated VIEs
	As of December 31,
	2016	2017
ASSETS
Cash and cash equivalents	$14,986	$15,945
Accounts receivable, net	13,419	32,651
Prepaid and other current assets	1,523	2,438
Intra-Sogou Group receivable due from the Company and the Company’s subsidiaries	15,452	70,144
Due from related parties of the Sogou Group	6,752	106
Total current assets	52,132	121,284
Long-term investments	3,099	8,723
Fixed assets, net	339	96
Goodwill	3,431	3,643
Intangible assets, net	1,760	772
Other assets	—	312
Total assets	$60,761	$134,830
LIABILITIES
Accounts payable	$484	$18,955
Accrued and other short-term liabilities	36,464	15,989
Receipts in advance	5,663	7,889
Accrued salary and benefits	876	1,292
Taxes payable	2,663	9,232
Intra-Sogou Group payable due to the Company and the Company’s subsidiaries	—	28,762
Due to related parties of the Sogou Group	13,050	20,394
Total current liabilities	59,200	102,513
Total liabilities	$59,200	$102,513

	For the Year Ended December 31,
	2015	2016	2017
Net revenue	$110,313	$159,361	$257,424
Net (loss)/income	$(11,480)	$41,084	$28,944

	For the Year Ended December 31,
Cash flows of the VIEs	2015	2016	2017
Net cash provided by operating activities	$16,560	$3,721	$5,198
Net cash used in investing activities	(344)	(3,112)	(5,218)
Net cash used in by financing activities	—	—	—